KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 136.1%
Equity Investments(1) — 136.1%
Midstream Energy Company(2) — 112.0%
Cheniere Energy, Inc.(3)(4)	543	$47,491
Cheniere Energy Partners, L.P.	195	7,943
DCP Midstream, LP	375	9,773
DT Midstream, Inc.	626	29,076
Enbridge Inc.(5)	565	22,202
Energy Transfer LP	14,775	137,407
Enterprise Products Partners L.P.	6,686	148,830
Enterprise Products Partners L.P.— Convertible Preferred Units(6)(7)(8)	23	25,126
Kinder Morgan, Inc.	2,019	32,841
Magellan Midstream Partners, L.P.	1,234	60,722
MPLX LP	4,243	119,314
MPLX LP — Convertible Preferred Units(6)(7)(9)	2,255	85,231
ONEOK, Inc.	1,058	55,590
Pembina Pipeline Corporation(5)	568	17,302
Phillips 66 Partners LP	526	18,799
Plains All American Pipeline, L.P.(10)	7,188	67,062
Plains GP Holdings, L.P. — Plains AAP, L.P.(7)(10)(11)	1,622	15,833
Rattler Midstream LP	756	8,241
Shell Midstream Partners, L.P.	1,840	22,397
Targa Resources Corp.(4)	2,615	114,860
TC Energy Corporation(5)	945	44,864
The Williams Companies, Inc.	3,847	94,971
Western Midstream Partners, LP	3,737	73,769

		1,259,644

Utility Company(2) — 12.3%
Algonquin Power & Utilities Corp.(5)	562	8,733
Dominion Energy, Inc.	219	17,016
Duke Energy Corporation	90	9,461
EDP — Energias de Portugal, S.A.(5)	1,573	8,633
Enel — Società per Azioni(5)	698	6,357
Evergy, Inc.	81	5,544
Eversource Energy	108	9,799
Iberdrola, S.A.(5)	257	3,184
NextEra Energy, Inc.	200	16,832
Sempra Energy	152	20,132
SSE plc(5)	349	7,846
TransAlta Corporation(5)	1,150	11,246
Xcel Energy Inc.	189	12,987

		137,770

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Renewable Infrastructure Company(2) — 11.1%
Atlantica Sustainable Infrastructure plc(5)	729	$27,417
Brookfield Renewable Partners L.P.(5)	483	19,583
Clearway Energy, Inc. — Class A	111	3,311
Clearway Energy, Inc. — Class C	230	7,220
Enviva Partners, LP(12)	411	22,216
Innergex Renewable Energy Inc.(5)	474	7,547
NextEra Energy Partners, LP	269	21,510
Northland Power Inc.(5)	377	12,436
Orsted A/S(5)	24	3,767

		125,007

Energy Company(2) — 0.7%
Phillips 66	115	8,175

Total Long-Term Investments — 136.1% (Cost — $1,651,767)		1,530,596

	Strike Price	Expiration Date	No. of Contracts	Notional Amount(13)
Liabilities
Call Option Contracts Written(3)
Midstream Energy Company
Cheniere Energy, Inc.	$92.50	9/17/21	650	$5,685	(26)
Cheniere Energy, Inc.	97.50	10/15/21	350	3,061	(24)
Targa Resources Corp.	45.00	9/17/21	750	3,294	(75)
Targa Resources Corp.	46.00	9/17/21	750	3,294	(49)
Targa Resources Corp.	48.00	10/15/21	1,500	6,588	(120)

Total Call Option Contracts Written (Premiums Received — $378)					(294)

Debt					(313,686)
Mandatory Redeemable Preferred Stock at Liquidation Value					(101,670)
Current Income Tax Receivable, net					65,060
Deferred Income Tax Liability, net					(53,796)
Other Liabilities in Excess of Other Assets					(1,935)

Net Assets Applicable to Common Stockholders					$1,124,275

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Refer to Glossary of Key Terms for definitions of Energy Company, Midstream Energy Company, Renewable Infrastructure Company and Utility Company.

(3)	Security is non-income producing.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	Foreign security.

(6)	Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(7)

The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2021, the aggregate value of restricted securities held by the Company was $126,190 (7.9% of total assets), which included $15,833 of Level 2 securities and $110,357 of Level 3 securities. See Note 7 — Restricted Securities.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(8)

Enterprise Products Partners, L.P. (“EPD”) Series A Cumulative Convertible Preferred Units (“EPD Convertible Preferred Units”) are senior to the common units in terms of liquidation preference and priority of distributions, and pay a distribution of 7.25% per annum. The EPD Convertible Preferred Units are convertible into EPD common units at any time after September 29, 2025 at the liquidation preference amount divided by 92.5% of the 5-day volume weighted average price of EPD’s common units at such time.

(9)

MPLX LP Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) are convertible on a one-for-one basis into common units of MPLX LP and are senior to the common units in terms of liquidation preference and priority of distributions. As of August 31, 2021, the MPLX Convertible Preferred Units pay a quarterly distribution of $0.6875 per unit.

(10)	The Company believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains All American Pipeline, L.P. (“PAA”). See Note 5 — Agreements and Affiliations.

(11)

The Company’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or PAA units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2021, the Company’s PAGP-AAP investment is valued at PAGP’s closing price. See Note 7 — Restricted Securities.

(12)

On October 15, 2021, Enviva Partners, LP announced its intention to convert from a master limited partnership to a corporation to be named Enviva Inc. The conversion is expected to take effect as of December 31, 2021.

(13)

The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of August 31, 2021.

At August 31, 2021, the Company’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	86.9%
Canada	9.4%
Europe/U.K.	3.7%

See accompanying notes to financial statements.